1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103-2921	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001
February 25, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Laudus Trust — Post-Effective Amendment No. 66
File Nos. 033-21677 and 811-05547
Ladies and Gentlemen:
Our client, Laudus Trust (the “Trust”), has enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment (“PEA”) No. 66 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 66 is to introduce the Laudus Growth Investors U.S. Large Cap Growth Fund, a new series of the Trust.
If you have any questions regarding PEA No. 66, please do not hesitate to contact the undersigned at 215.963.5598.
Very truly yours,

/s/ Sean Graber Sean Graber